UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Capital Management L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2023

Date of reporting period: October 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

OCT    10.31.22

SEMI-ANNUAL REPORT

AB FIXED-INCOME SHARES, INC. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Form N-CSR and N-CSRS filings) are available on the Commission’s website at www.sec.gov. The Fund’s complete holdings are also available on www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,008.10	$0.81	0.16%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%
Class C
Actual	$1,000	$1,008.10	$0.86	0.17%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%
Advisor Class
Actual	$1,000	$1,008.10	$0.81	0.16%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%
Class K
Actual	$1,000	$1,008.10	$0.81	0.16%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%
Class I
Actual	$1,000	$1,008.20	$0.66	0.13%
Hypothetical**	$1,000	$1,024.55	$0.66	0.13%
Class 1
Actual	$1,000	$1,008.30	$0.56	0.11%
Hypothetical**	$1,000	$1,024.65	$0.56	0.11%
Class AB
Actual	$1,000	$1,008.30	$0.56	0.11%
Hypothetical**	$1,000	$1,024.65	$0.56	0.11%
Institutional Class
Actual	$1,000	$1,008.30	$0.56	0.11%
Hypothetical**	$1,000	$1,024.65	$0.56	0.11%
Premium Class
Actual	$1,000	$1,008.50	$0.51	0.10%
Hypothetical**	$1,000	$1,024.70	$0.51	0.10%
Select Class
Actual	$1,000	$1,008.50	$0.51	0.10%
Hypothetical**	$1,000	$1,024.70	$0.51	0.10%
Investor Class
Actual	$1,000	$1,008.50	$0.51	0.10%
Hypothetical**	$1,000	$1,024.70	$0.51	0.10%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 101.6%
Repurchase Agreements – 63.3%
Australia & New Zealand Banking Group Ltd. 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $500,042,239 (collateralized by $557,715,000, U.S. Treasury Note, 0.37% to 2.87% due 08/31/2023 to 11/30/2031, value $509,999,876)	$500,000	$499,999,878
Bank of America, NA 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $100,008,472 (collateralized by $106,521,700, Federal Agricultural Mortgage Corp. and U.S. Treasury Note, 0.00% to 3.20% due 12/19/2022 to 01/21/2050, value $102,000,047)	100,000	100,000,000
Bank of America, NA 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $100,008,472 (collateralized by $271,642,844, Government National Mortgage Association, 1.50% to 6.00% due 03/20/2037 to 10/20/2052, value $102,000,000)	100,000	100,000,000
Canadian Imperial Bank of Commerce 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $200,016,944 (collateralized by $430,973,408, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and U.S. Treasury Note, 0.625% to 7.50% due 11/15/2022 to 04/01/2053, value $204,017,284)	200,000	200,000,000
Canadian Imperial Bank of Commerce 3.05%, dated 09/22/2022 due 11/03/2022 in the amount of $301,067,500 (collateralized by $520,040,824, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Treasury Bond and U.S. Treasury Note, 0.125% to 5.50% due 04/01/2023 to 09/01/2052, value $307,037,001)	300,000	300,000,000
Federal Reserve Bank of New York 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $4,460,377,861 (collateralized by $4,847,090,700, U.S. Treasury Note, 0.25% to 2.25% due 05/15/2024 to 11/15/2031, value $4,460,377,877)	4,460,000	4,460,000,000

abfunds.com	AB FIXED-INCOME SHARES, INC. | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Fixed Income Clearing Corp. (FICC)/State Street Bank & Trust Co. 3.00%, dated 10/31/2022 due 11/01/2022 in the amount of $302,025,167 (collateralized by $315,142,100, U.S. Treasury Bill and U.S. Treasury Note, 0.00% to 2.625% due 01/26/2023 to 04/15/2025, value $308,040,010)	$302,000	$302,000,000
Mizuho Securities USA, Inc. 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $75,006,354 (collateralized by $86,842,100, U.S. Treasury Note, 0.25% to 2.875% due 08/31/2024 to 08/15/2029, value $76,500,082)	75,000	75,000,000
Mizuho Securities USA, Inc. 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $850,072,014 (collateralized by $2,229,584,979, Government National Mortgage Association, U.S. Treasury Bond, U.S. Treasury Bill and U.S. Treasury Note, 0.00% to 8.50% due 11/08/2022 to 15/10/2060, value $867,000,016)	850,000	850,000,000
Sumitomo Mitsui Banking Corp. 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $1,000,084,722 (collateralized by $1,137,668,700, Federal National Mortgage Association, U.S. Treasury Bond and U.S. Treasury Note, 0.25% to 4.00% due 01/31/2023 to 11/15/2041, value $1,020,086,419)	1,000,000	1,000,000,000
Toronto Dominion Bank 3.05%, dated 10/31/2022 due 11/01/2022 in the amount of $220,018,639 (collateralized by $238,393,000, Federal Farm Credit Bank, Federal Home Loan Bank and Federal National Mortgage Association, 0.25% to 6.03% due 03/01/2023 to 02/03/2050, value $224,400,073)	220,000	220,000,000

		8,106,999,878

4 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

U.S. Government & Government Sponsored Agency Obligations – 38.3%
Federal Farm Credit Banks Funding Corp.
04/13/2023	0.125%	$22,024	$21,836,491
(SOFR + 0.02%), 08/28/2023(a)	3.075%	1,000	999,710
(SOFR + 0.02%), 11/30/2023(a)	3.075%	39,465	39,450,891
(SOFR + 0.05%), 11/09/2023(a)	3.100%	5,000	4,998,971
(SOFR + 0.06%), 11/07/2023(a)	3.105%	45,000	45,000,000
(SOFR + 0.06%), 12/01/2022(a)	3.110%	15,000	15,000,037
(FedFundEffective + 0.03%), 11/03/2023(a)	3.110%	49,500	49,495,013
(SOFR + 0.08%), 05/28/2024(a)	3.130%	49,500	49,493,895
(SOFR + 0.09%), 09/16/2024(a)	3.140%	130,000	130,000,000
(SOFR + 0.10%), 08/01/2024(a)	3.150%	20,000	20,000,000
(SOFR + 0.10%), 10/07/2024(a)	3.150%	170,000	170,000,000
(FedFundEffective + 0.08%), 08/12/2024(a)	3.155%	49,750	49,750,000
(SOFR + 0.14%), 11/06/2023(a)	3.185%	4,700	4,703,624
(USBMMY3M - 0.02%), 01/29/2024(a)	4.025%	25,000	25,029,736
(USBMMY3M + 0.02%), 06/15/2023(a)	4.065%	34,750	34,748,908
Series 0
(SOFR + 0.01%), 01/12/2023(a)	3.057%	10,000	9,999,751
(SOFR + 0.05%), 07/20/2023(a)	3.100%	109,500	109,511,890
(Prime Rate - 3.14%), 04/12/2024(a)	3.110%	50,000	50,000,000
(FedFundEffective + 0.04%), 04/25/2024(a)	3.120%	50,000	49,996,305
(Prime Rate - 3.13%), 05/24/2024(a)	3.120%	50,000	50,000,000
(SOFR + 0.08%), 04/26/2024(a)	3.130%	59,500	59,500,000
(Prime Rate - 3.10%), 07/22/2024(a)	3.150%	50,000	50,000,000
(SOFR + 0.10%), 08/08/2024(a)	3.150%	50,750	50,750,000
(FedFundEffective + 0.07%), 09/16/2024(a)	3.150%	47,000	46,999,900
(FedFundEffective + 0.08%), 09/09/2024(a)	3.155%	50,000	50,000,000
(FedFundEffective + 0.36%), 12/12/2022(a)	3.440%	2,990	2,991,224
Series 1
(SOFR + 0.08%), 07/22/2024(a)	3.135%	6,700	6,698,299
Series 2
(SOFR + 0.08%), 07/22/2024(a)	3.130%	93,500	93,486,002

abfunds.com	AB FIXED-INCOME SHARES, INC. | 5

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

Federal Home Loan Bank
11/01/2022	0.125%	$50,000	$50,000,000
12/09/2022	2.500%	500	499,818
(SOFR + 0.04%), 03/10/2023(a)	3.090%	23,500	23,499,923
(SOFR + 0.06%), 04/17/2023(a)	3.105%	99,000	99,000,000
(SOFR + 0.10%), 07/26/2024(a)	3.150%	100,000	100,000,000
Series 2
(SOFR + 0.06%), 05/01/2023(a)	3.100%	100,000	100,000,000
Federal Home Loan Bank Discount Notes
11/25/2022	1.422%	100,000	99,902,000
11/30/2022	1.432%	100,000	99,881,583
12/19/2022	1.621%	100,000	99,781,333
08/02/2023	3.104%	100,000	97,716,666
07/13/2023	3.197%	200,000	195,625,556
01/03/2023	3.469%	200,000	198,810,000
01/20/2023	4.079%	2,695	2,671,164
Federal Home Loan Mortgage Corp. 06/26/2023	0.250%	2,285	2,245,859
Federal National Mortgage Association 05/22/2023	0.250%	47,178	46,466,960
U.S. Treasury Bill
11/10/2022	1.255%	399,500	399,361,674
11/25/2022	1.480%	299,000	298,695,020
03/23/2023	1.596%	100,000	99,372,833
04/20/2023	1.937%	100,000	99,098,056
02/28/2023	4.331%	100,000	98,619,930
U.S. Treasury Notes
11/30/2022	0.125%	600,000	598,052,735
04/30/2023	1.625%	100,000	99,771,484
11/30/2022	2.000%	200,000	200,286,244
(USBMMY3M + 0.04%), 07/31/2024(a)	4.077%	200,000	199,948,469
(USBMMY3M + 0.14%), 11/01/2022(a)	4.180%	300,000	300,000,000

			4,899,747,954

Total Investments – 101.6% (cost $13,006,747,832)			13,006,747,832
Other assets less liabilities – (1.6)%			(204,990,719)

Net Assets – 100.0%			$12,801,757,113

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2022.

6 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

FedFundEffective – Federal Funds Effective Rate

SOFR – Secured Overnight Financing Rate

USBMMY3M – U.S. Treasury 3 Month Bill Money Market Yield

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 7

STATEMENT OF ASSETS & LIABILITIES

October 31, 2022 (unaudited)

Assets
Investments in securities, at value (cost $4,899,747,954)	$4,899,747,954
Repurchase agreements, at value (cost $8,106,999,878)	8,106,999,878
Cash	6,626,235
Interest receivable	8,021,377
Receivable for capital stock sold	5,862,753

Total assets	13,027,258,197

Liabilities
Payable for investment securities purchased	198,619,931
Payable for capital stock redeemed	25,482,286
Advisory fee payable	1,035,225
Administrative fee payable	36,733
Transfer Agent fee payable	26,758
Directors’ fees payable	11,550
Accrued expenses	288,601

Total liabilities	225,501,084

Net Assets	$12,801,757,113

Composition of Net Assets
Capital stock, at par	$6,401,089
Additional paid-in capital	12,795,729,650
Accumulated loss	(373,626)

Net Assets	$12,801,757,113

Net Asset Value Per Share—110 billion shares of capital stock authorized, $.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$690,306,733	690,343,370	$1.00

C	$9,266,349	9,267,804	$1.00

Advisor	$259,192,921	259,190,888	$1.00

K	$50,759,406	50,769,338	$1.00

I	$32,415,337	32,413,983	$1.00

1	$3,651,826,997	3,651,956,664	$1.00

AB	$6,576,291,453	6,576,491,320	$1.00

Institutional	$1,531,667,854	1,531,715,162	$1.00

Premium	$10,021	10,021	$1.00

Select	$10,021	10,021	$1.00

Investor	$10,021	10,021	$1.00

See notes to financial statements.

8 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2022 (unaudited)

Investment Income
Interest		$120,385,327
Expenses
Advisory fee (see Note B)	$13,571,417
Distribution fee—Class A	777,387
Distribution fee—Class C	37,120
Distribution fee—Class K	62,615
Distribution fee—Class 1	1,494,174
Distribution fee—Premium Class	3
Distribution fee—Select Class	5
Distribution fee—Investor Class	8
Transfer agency—Class A	160,206
Transfer agency—Class C	2,777
Transfer agency—Advisor Class	31,941
Transfer agency—Class K	12,523
Transfer agency—Class I	3,135
Transfer agency—Class 1	51,607
Transfer agency—Class AB	9,092
Transfer agency—Institutional Class	38,418
Custody and accounting	166,460
Registration fees	155,098
Directors’ fees	91,935
Legal	60,418
Administrative	59,320
Printing	28,053
Audit and tax	23,542
Miscellaneous	92,050

Total expenses	16,929,304
Less: expenses waived and reimbursed by the Adviser (see Note B)	(6,785,708)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(2,371,312)

Net expenses		7,772,284

Net investment income		112,613,043

Realized Gain on Investment Transactions
Net realized loss on investment transactions		(425,931)

Net Increase in Net Assets from Operations		$112,187,112

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 9

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$112,613,043	$4,387,598
Net realized gain (loss) on investment transactions	(425,931)	52,920
Contributions from Affiliates (see Note B)	– 0	–	10,935

Net increase in net assets from operations	112,187,112	4,451,453
Distributions to Shareholders
Class A	(5,160,227)	(180,034)
Class C	(77,895)	(2,065)
Advisor Class	(1,205,774)	(17,668)
Class K	(402,036)	(13,690)
Class I	(259,400)	(8,239)
Class 1	(25,920,658)	(1,061,152)
Class AB	(60,976,592)	(2,566,643)
Institutional Class	(18,610,209)	(563,520)
Premium Class	(84)	(6)
Select Class	(84)	(6)
Investor Class	(84)	(6)
Capital Stock Transactions
Net increase (decrease)	597,403,817	(1,482,117,367)

Total increase (decrease)	596,977,886	(1,482,078,943)
Net Assets
Beginning of period	12,204,779,227	13,686,858,170

End of period	$12,801,757,113	$12,204,779,227

See notes to financial statements.

10 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES TO FINANCIAL STATEMENTS

October 31, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class C, Advisor Class, Class K, Class I, Class 1, Class AB, Institutional Class, Premium Class, Select Class and Investor Class shares. Class B, Class R and Class Z shares have been authorized but currently are not offered. All 14 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Class A shares are sold for cash without an initial sales charge at the time of purchase. However, on cash purchases of $1,000,000 or more, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB mutual funds, subject, in the case of Class A shares of the Portfolio that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Portfolio also are offered in exchange for Class A shares of other AB mutual funds without any sales charge at the time of purchase, but on Class A shares of the Portfolio that were received in exchange for another AB mutual fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Portfolio are redeemed within one year of the AB mutual fund Class A shares originally purchased for cash. Class C shares are sold for cash or in exchange for Class C shares of another AB mutual fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically convert to Class A shares 10 years after the end of the calendar month of purchase. Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB mutual fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Class K, Class I and Class 1 shares are sold for cash or in exchange of the same class of shares of another AB mutual fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment

abfunds.com	AB FIXED-INCOME SHARES, INC. | 11

NOTES TO FINANCIAL STATEMENTS (continued)

of cash collateral related to the AB funds’ securities lending programs. Premium Class, Select Class and Investor Class shares are sold for cash without an initial sales charge or CDSC. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2022:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Repurchase Agreements	$8,106,999,878		$	– 0	–	$	– 0	–	$8,106,999,878
U.S. Government & Government Sponsored Agency Obligations	– 0	–		4,899,747,954			– 0	–	4,899,747,954

Total	$8,106,999,878			$4,899,747,954		$	– 0	–	$13,006,747,832

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income

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NOTES TO FINANCIAL STATEMENTS (continued)

tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Portfolio pays the AllianceBernstein L.P. (the “Adviser”) an advisory fee at the annual rate of .20% on average daily assets. The Adviser has contractually agreed to waive .10% of the advisory fee until August 31, 2023. For the six months ended October 31, 2022, such reimbursements/waivers amounted to $6,785,708. In the current low interest rate environment, the Adviser may, from time to time, voluntarily waive a portion of the

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NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee it receives from the Fund in order to maintain a certain yield. For the six months ended October 31, 2022, there was no such waiver. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $59,320 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $114,376 for the six months ended October 31, 2022.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has received $1,019 and $2,251 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended October 31, 2022.

During the year ended April 30, 2022, the Adviser reimbursed the Portfolio $10,935, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .25% of the Portfolio’s average daily net assets attributable to Class A shares, ..75% of the Portfolio’s average daily net assets attributable to Class C shares, .25% of the Portfolio’s average daily net assets attributable to Class K shares, .10% of the Portfolio’s average daily net assets attributable to Class 1 shares, .05% of the Portfolio’s average daily net assets attributable to Premium Class shares, .10% of the Portfolio’s average daily net assets attributable to Select Class shares and .15% of the Portfolio’s average daily net assets attributable to Investor Class shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class AB and Institutional Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their

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NOTES TO FINANCIAL STATEMENTS (continued)

entirety for distribution assistance and promotional activities. For the six months ended October 31, 2022, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $777,387, $37,120, $62,615, $1,494,174, $3, $5 and $8 for Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$4,413,029	$9,740,411

Total taxable distributions paid	$4,413,029	$9,740,411

As of April 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$52,305

Total accumulated earnings/(deficit)	$52,305

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE E

Capital Stock

The Portfolio has allocated 110,000,000,000 of authorized shares of which 5,000,000,000 are allocated to Class A, Class B, Class C, Advisor Class, Class K, Class I, Class 1, Premium Class, Select Class and Investor

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NOTES TO FINANCIAL STATEMENTS (continued)

Class and 20,000,000,000 to Class AB and Institutional Class. Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30, 2022

Class A
Shares sold	412,839,165	118,380,065

Shares issued in reinvestment of dividends and distributions	5,155,800	181,933

Shares converted from Class C	61,304	740,291

Shares redeemed	(300,554,117)	(378,497,079)

Net increase (decrease)	117,502,152	(259,194,790)

Class C
Shares sold	4,624,887	7,034,841

Shares issued in reinvestment of dividends and distributions	77,835	2,078

Shares converted to Class A	(61,304)	(740,290)

Shares redeemed	(4,307,500)	(3,037,345)

Net increase	333,918	3,259,284

Advisor Class
Shares sold	249,459,543	47,886,443

Shares issued in reinvestment of dividends and distributions	1,205,367	17,952

Shares redeemed	(55,389,467)	(60,513,551)

Net increase (decrease)	195,275,443	(12,609,156)

Class K
Shares sold	17,569,140	31,983,013

Shares issued in reinvestment of dividends and distributions	401,884	13,899

Shares redeemed	(14,874,945)	(37,106,824)

Net increase (decrease)	3,096,079	(5,109,912)

Class I
Shares sold	17,373,358	52,388,112

Shares issued in reinvestment of dividends and distributions	259,246	8,384

Shares redeemed	(12,663,459)	(47,177,192)

Net increase	4,969,145	5,219,304

Class 1
Shares sold	4,219,323,552	8,341,448,584

Shares issued in reinvestment of dividends and distributions	25,905,609	1,077,463

Shares redeemed	(3,385,065,801)	(8,360,066,074)

Net increase (decrease)	860,163,360	(17,540,027)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Six Months Ended October 31, 2022 (unaudited)		Year Ended April 30, 2022

Class AB
Shares sold	37,154,335,718		70,649,097,292

Shares issued on reinvestment of dividends and distributions	60,858,541		2,593,298

Shares redeemed	(37,417,111,563)		(72,019,120,089)

Net decrease	(201,917,304)		(1,367,429,499)

Institutional Class
Shares sold	8,940,733,185		15,891,017,873

Shares issued on reinvestment of dividends and distributions	18,600,270		571,682

Shares redeemed	(9,341,352,421)		(15,720,302,126)

Net increase (decrease)	(382,018,966)		171,287,429

Premium Class
Shares issued on reinvestment of dividends and distributions	84		6

Shares redeemed	(84)		(6)

Net increase	– 0	–	– 0	–

Select Class
Shares issued on reinvestment of dividends and distributions	84		6

Shares redeemed	(84)		(6)

Net increase	– 0	–	– 0	–

Investor Class
Shares issued on reinvestment of dividends and distributions	84		6

Shares redeemed	(84)		(6)

Net increase	– 0	–	– 0	–

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk—Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also

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NOTES TO FINANCIAL STATEMENTS (continued)

subject to regulatory risk. In December 2021, the SEC proposed amendments to the rules that govern money market funds which could, if adopted, significantly impact the money market fund industry generally and, therefore, could affect the structure, operation, performance, yield and expenses of the Portfolio.

Under Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board of Directors, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Portfolio’s Board of Directors has determined not to impose liquidity fees on, or suspend, redemptions.

The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk—Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase

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NOTES TO FINANCIAL STATEMENTS (continued)

agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. Dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the secured overnight funding rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to

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NOTES TO FINANCIAL STATEMENTS (continued)

include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended October 31, 2022 (unaudited)		Year Ended April 30,								November 10, 2017(a) to April 30, 2018
			2022		2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0084		.0003		.0005		.0140		.0197		.0048

Net realized and unrealized gain (loss) on investment transactions	(.0004)		.0000	(e)	(.0001	)(d)	.0026	(d)	(.0009	)(d)	(.0001	)(d)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0080		.0003		.0004		.0166		.0188		.0047

Less: Dividends

Dividends from net investment income	(.0080)		(.0003)		(.0004)		(.0166)		(.0188)		(.0047)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0080)		(.0003)		(.0004)		(.0166)		(.0188)		(.0047)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.81%		.03%		.04%		1.67%		1.90%		.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$690,307		$572,827		$832,020		$1,286,186		$188,692		$112,059

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.16	%^	.07%		.13%		.17%		.27%		.39	%^

Expenses, before waivers/reimbursements	.51	%^	.52%		.52%		.52%		.60%		.64	%^

Net investment income(c)	1.66	%^	.03%		.05%		1.41%		1.97%		1.02	%^

See footnote summary on page 32.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended October 31, 2022 (unaudited)		Year Ended April 30,								November 10, 2017(a) to April 30, 2018
			2022		2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0079		.0004		.0005		.0157		.0192		.0047

Net realized and unrealized gain (loss) on investment transactions	.0001	(d)	(.0001	)(d)	(.0001	)(d)	.0009	(d)	(.0005	)(d)	.0000	(e)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0080		.0003		.0004		.0166		.0187		.0047

Less: Dividends

Dividends from net investment income	(.0080)		(.0003)		(.0004)		(.0166)		(.0187)		(.0047)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0080)		(.0003)		(.0004)		(.0166)		(.0187)		(.0047)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.81%		.03%		.04%		1.67%		1.89%		.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,266		$8,933		$5,673		$11,024		$6,950		$6,443

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.17	%^	.08%		.14%		.18%		.29%		.40	%^

Expenses, before waivers/reimbursements	1.02	%^	1.02%		1.02%		1.03%		1.12%		1.15	%^

Net investment income(c)	1.57	%^	.04%		.05%		1.57%		1.92%		1.01	%^

See footnote summary on page 32.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended October 31, 2022 (unaudited)		Year Ended April 30,								November 10, 2017(a) to April 30, 2018
			2022		2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0094	(c)	.0003	(c)	.0004	(c)	.0125	(c)	.0193	(c)	.0048

Net realized and unrealized gain (loss) on investment transactions	(.0014)		.0000	(e)	.0000	(e)	.0041	(d)	(.0005	)(d)	(.0001	)(d)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0080		.0003		.0004		.0166		.0188		.0047

Less: Dividends

Dividends from net investment income	(.0080)		(.0003)		(.0004)		(.0166)		(.0188)		(.0047)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0080)		(.0003)		(.0004)		(.0166)		(.0188)		(.0047)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.81%		.03%		.04%		1.67%		1.90%		.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$259,193		$63,926		$76,535		$95,556		$13,202		$8,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.16	%^	.07%		.13%		.17%		.28%		.39	%^

Expenses, before waivers/reimbursements	.26	%^	.27%		.27%		.27%		.36%		.39	%^

Net investment income	1.86	%(c)^	.03	%(c)	.04	%(c)	1.27	%(c)	1.93	%(c)	1.03	%^

See footnote summary on page 32.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30,	November 10, 2017(a) to April 30, 2018
2022	2021	2020	2019

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0081	.0003	.0004	.0160	.0199	.0051

Net realized and unrealized gain on investment transactions	(.0000	)(e)	.0000	(e)	.0000	(e)	.0007	(d)	.0000	(e)	.0000	(e)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0081	.0003	.0004	.0167	.0199	.0051

Less: Dividends

Dividends from net investment income	(.0081)	(.0003)	(.0004)	(.0167)	(.0199)	(.0051)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0081)	(.0003)	(.0004)	(.0167)	(.0199)	(.0051)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.81%	.03%	.04%	1.68%	2.01%	.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,759	$47,665	$52,775	$62,455	$43,398	$38,042

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.16	%^	.07%	.14%	.17%	.19%	.32	%^

Expenses, before waivers/reimbursements	.51	%^	.51%	.52%	.52%	.51%	.57	%^

Net investment income(c)	1.61	%^	.03%	.04%	1.60%	1.99%	1.09	%^

See footnote summary on page 32.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended October 31, 2022 (unaudited)		Year Ended April 30,								November 10, 2017(a) to April 30, 2018
			2022		2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0083	(c)	.0003	(c)	.0004	(c)	.0158	(c)	.0202	(c)	.0056

Net realized and unrealized gain (loss) on investment transactions	(.0001)		.0000	(e)	.0000	(e)	.0012	(d)	.0000	(e)	(.0002	)(d)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0082		.0003		.0004		.0170		.0202		.0054

Less: Dividends

Dividends from net investment income	(.0082)		(.0003)		(.0004)		(.0170)		(.0202)		(.0054)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0082)		(.0003)		(.0004)		(.0170)		(.0202)		(.0054)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.82%		.03%		.04%		1.71%		2.04%		.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,415		$27,447		$22,228		$18,418		$9,377		$9,079

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.13	%^	.07%		.13%		.14%		.16%		.24	%^

Expenses, before waivers/reimbursements	.23	%^	.23%		.24%		.24%		.23%		.24	%^

Net investment income	1.65	%(c)^	.03	%(c)	.04	%(c)	1.58	%(c)	2.02	%(c)	1.19	%^

See footnote summary on page 32.

26 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30,	November 10, 2017(a) to April 30, 2018
2022	2021	2020	2019

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0087	.0004	.0006	.0154	.0206	.0056

Net realized and unrealized gain (loss) on investment transactions	(.0004)	(.0001	)(d)	.0001	.0017	(d)	(.0003	)(d)	(.0001	)(d)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0083	.0003	.0007	.0171	.0203	.0055

Less: Dividends

Dividends from net investment income	(.0083)	(.0003)	(.0007)	(.0171)	(.0203)	(.0055)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0083)	(.0003)	(.0007)	(.0171)	(.0203)	(.0055)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.83%	.03%	.07%	1.73%	2.05%	.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,651,827	$2,791,781	$2,809,312	$2,221,009	$738,558	$515,913

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.11	%^	.07%	.10%	.12%	.14%	.22	%^

Expenses, before waivers/reimbursements	.31	%^	.31%	.32%	.32%	.32%	.32	%^

Net investment income(c)	1.73	%^	.04%	.06%	1.54%	2.06%	1.18	%^

See footnote summary on page 32.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class AB
Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)	.0083	(c)	.0003	(c)	.0007	(c)	.0171	(c)	.0205	(c)	.0097

Net realized and unrealized gain (loss) on investment transactions	(.0000	)(e)	.0000	(e)	.0000	(e)	.0001	(d)	(.0001	)(d)	.0001

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	.0000	(e)

Net increase in net asset value from operations	.0083	.0003	.0007	.0172	.0204	.0098

Less: Dividends and Distributions

Dividends from net investment income	(.0083)	(.0003)	(.0007)	(.0172)	(.0204)	(.0098)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0083)	(.0003)	(.0007)	(.0172)	(.0204)	(.0098)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.83%	.03%	.07%	1.73%	2.06%	.98%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$6,576	$6,778	$8,146	$6,919	$6,821	$5,390

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.11	%^	.07%	.10%	.12%	.14%	.22%

Expenses, before waivers/reimbursements	.21	%^	.21%	.22%	.22%	.22%	.22%

Net investment income	1.64	%(c)^	.03	%(c)	.07	%(c)	1.71	%(c)	2.06	%(c)	.97%

See footnote summary on page 32.

28 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended October 31, 2022 (unaudited)		Year Ended April 30,
			2022		2021		2020		2019		2018

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0082	(c)	.0003	(c)	.0008	(c)	.0153	(c)	.0226	(c)	.0099

Net realized and unrealized gain (loss) on investment transactions	.0001	(d)	.0000	(e)	(.0001	)(d)	.0018	(d)	(.0022	)(d)	.0000	(e)

Contributions from Affiliates	– 0	–	.0000	(e)	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0083		.0003		.0007		.0171		.0204		.0099

Less: Dividends

Dividends from net investment income	(.0083)		(.0003)		(.0007)		(.0171)		(.0204)		(.0099)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0083)		(.0003)		(.0007)		(.0171)		(.0204)		(.0099)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.83%		.03%		.07%		1.73%		2.06%		.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,531,668		$1,913,742		$1,742,450		$2,037,196		$660,253		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.11	%^	.07%		.11%		.12%		.12%		.20%

Expenses, before waivers/reimbursements	.21	%^	.21%		.22%		.22%		.22%		.20%

Net investment income	1.62	%(c)^	.03	%(c)	.08	%(c)	1.53	%(c)	2.28	%(c)	.99%

See footnote summary on page 32.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Premium Class
Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30,	July 17, 2019(a) to April 30, 2020
2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0085	.0006	.0009	.0121

Net realized and unrealized gain on investment transactions	(.0001)	.0000	(e)	.0000	(e)	(.0001)

Net increase in net asset value from operations	.0084	.0006	.0009	.0120

Less: Dividends and Distributions

Dividends from net investment income	(.0084)	(.0006)	(.0009)	(.0120)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–

Total dividends and distributions	(.0084)	(.0006)	(.0009)	(.0120)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.85%	.06%	.09%	1.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.10	%^	.04%	.08%	.14	%^

Expenses, before waivers/reimbursements	.26	%^	.24%	.24%	.24	%^

Net investment income(c)	1.68	%^	.06%	.09%	1.53	%^

See footnote summary on page 32.

30 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Select Class
Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30,	July 17, 2019(a) to April 30, 2020
2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0085	.0006	.0009	.0117

Net realized and unrealized gain on investment transactions	(.0001)	.0000	(e)	.0000	(e)	(.0001)

Net increase in net asset value from operations	.0084	.0006	.0009	.0116

Less: Dividends and Distributions

Dividends from net investment income	(.0084)	(.0006)	(.0009)	(.0116)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–

Total dividends and distributions	(.0084)	(.0006)	(.0009)	(.0116)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.85%	.06%	.09%	1.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.10	%^	.04%	.08%	.19	%^

Expenses, before waivers/reimbursements	.30	%^	.29%	.29%	.29	%^

Net investment income(c)	1.68	%^	.06%	.09%	1.48	%^

See footnote summary on page 32.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Investor Class
Six Months Ended October 31, 2022 (unaudited)	Year Ended April 30,	July 17, 2019(a) to April 30, 2020
2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0084	.0006	.0009	.0113

Net realized and unrealized gain on investment transactions	(.0000	)(e)	.0000	(e)	.0000	(e)	(.0001)

Net increase in net asset value from operations	.0084	.0006	.0009	.0112

Less: Dividends and Distributions

Dividends from net investment income	(.0084)	(.0006)	(.0009)	(.0112)

Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	– 0	–	– 0	–

Total dividends and distributions	(.0084)	(.0006)	(.0009)	(.0112)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.85%	.06%	.09%	1.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.10	%^	.04%	.08%	.24	%^

Expenses, before waivers/reimbursements	.36	%^	.34%	.34%	.34	%^

Net investment income(c)	1.67	%^	.06%	.09%	1.43	%^

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed.

(d)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(e)	Amount is less than $.00005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

32 | AB FIXED-INCOME SHARES, INC.	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Emma Black, Vice President Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 33

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Fixed-Income Shares, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Money Market Portfolio (the “Fund”) at a meeting held by video conference on November 2-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

34 | AB FIXED-INCOME SHARES, INC.	abfunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2019. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2020 was not unreasonable.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 35

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class AB Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class AB Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors considered the Adviser’s discussion of the implications of the very low interest rate environment. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a 10 basis point advisory fee waiver implemented by the Adviser) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and

36 | AB FIXED-INCOME SHARES, INC.	abfunds.com

noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class AB shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class AB expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the impact of the Adviser’s 10 basis point advisory fee waiver. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on

abfunds.com	AB FIXED-INCOME SHARES, INC. | 37

economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

38 | AB FIXED-INCOME SHARES, INC.	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 39

NOTES

40 | AB FIXED-INCOME SHARES, INC.	abfunds.com

AB FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FIS-0152-1022

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed-Income Shares, Inc

By:	/s/ Onur Erzan
Onur Erzan
President

Date: December 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: December 27, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 27, 2022